UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22172

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World Funds Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

T-REX 2X Long Bitcoin Daily Target ETF,
T-REX 2X Inverse Bitcoin Daily Target ETF,
T-REX 2X Long Ether Daily Target ETF; and
T-REX 2X Inverse Ether Daily Target ETF

ITEM 1. (a)    REPORT TO STOCKHOLDERS.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long Bitcoin Daily Target ETF
TICKER: BTCL (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Bitcoin Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Bitcoin Daily Target ETF	$106	0.95%

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Long Bitcoin Daily Target ETF (the “Fund”) returned -39.37%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Cryptocurrency markets experienced heightened volatility and declines during 2025 amid shifting monetary policy expectations and regulatory uncertainty.

•   The Fund generally aimed to provide 2x daily exposure to the price of Bitcoin.

•   Declines in Bitcoin prices, combined with the leveraged structure, amplified losses during market drawdowns.

•   Compounding effects from daily rebalancing, volatility in Bitcoin price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Bitcoin. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Bitcoin’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Bitcoin is subject to extreme price volatility and regulatory uncertainty.

•   Market Risk — Financial markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Bitcoin Daily Target ETF - $12,320
S&P 500® Index - $12,493
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/11/24*
9/30/24
12/31/24
3/31/25
6/30/25
9/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (07/11/24)
T-REX 2X Long Bitcoin Daily Target ETF	-39.37%	15.23%
S&P 500® Index	17.88%	16.30%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/btcl/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$37,213,821
Number of Holdings	2
Total Net Advisory Fee	$491,152
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	100.41%
Liabilities in Excess of Other Assets	-0.12%
Derivatives	-0.29%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcl/.

T-REX 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Inverse Bitcoin Daily Target ETF
TICKER: BTCZ (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Bitcoin Daily Target ETF	$56	0.95%

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Inverse Bitcoin Daily Target ETF (the “Fund”) returned -29.04%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Bitcoin prices experienced significant volatility during 2025, with sharp rallies during portions of the year.

•   The Fund generally aimed to provide 2x inverse daily exposure to the price of Bitcoin.

•   Periods of rising Bitcoin prices negatively impacted performance due to the Fund’s short exposure.

•   Compounding effects from daily rebalancing, volatility in Bitcoin price movements, and management fees affected results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to -200% of the daily performance of Bitcoin. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from -200% of Bitcoin’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Bitcoin is subject to extreme price volatility and regulatory uncertainty.

•   Inverse Exposure Risk — Losses may occur when Bitcoin prices rise.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Inverse Bitcoin Daily Target ETF - $1,684
S&P 500® Index - $12,493
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
7/11/24*
9/30/24
12/31/24
3/31/25
6/30/25
9/30/25
12/31/25

* Inception

Annual Performance
	1 Year	Average Annual Total Return Since Inception (07/11/24)
T-REX 2X Inverse Bitcoin Daily Target ETF	-29.04%	-70.11%
S&P 500® Index	17.88%	16.30%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/btcz/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$12,832,270
Number of Holdings	1
Total Net Advisory Fee	$51,738
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	107.64%
Derivatives	-0.06%
Liabilities in Excess of Other Assets	-7.58%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcz/.

T-REX 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long Ether Daily Target ETF
TICKER: ETU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Ether Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Ether Daily Target ETF	$75	0.95%

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Long Ether Daily Target ETF (the “Fund”) returned -62.39%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Cryptocurrency markets experienced significant declines and elevated volatility during 2025.

•   The Fund generally aimed to provide 2x daily exposure to the price of Ethereum.

•   Sharp declines in Ethereum prices, combined with the leveraged structure, amplified losses during market drawdowns.

•   Compounding effects from daily rebalancing, volatility in Ethereum price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Ethereum. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Ethereum’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Ethereum is subject to significant price volatility and technological risks.

•   Market Risk — Financial markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Ether Daily Target ETF - $5,796
S&P 500® Index - $11,968
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
10/25/24*
12/31/24
3/31/25
6/30/25
9/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (10/25/24)
T-REX 2X Long Ether Daily Target ETF	-62.39%	-36.97%
S&P 500® Index	17.88%	16.39%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/etu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Ether Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$20,998,908
Number of Holdings	1
Total Net Advisory Fee	$169,771
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	99.58%
Derivatives	2.50%
Liabilities in Excess of Other Assets	-2.08%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/etu/.

T-REX 2X Long Ether Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Inverse Ether Daily Target ETF
TICKER: ETQ (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Inverse Ether Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/etq/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Ether Daily Target ETF	$52	0.95%

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Inverse Ether Daily Target ETF (the “Fund”) returned -77.80%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Ethereum prices experienced periods of sharp appreciation during 2025, contributing to losses for inverse exposure strategies.

•   The Fund generally aimed to provide 2x inverse daily exposure to the price of Ethereum.

•   Sustained rallies in Ethereum prices negatively impacted performance due to the Fund’s short exposure.

•   Compounding effects from daily rebalancing, volatility in Ethereum price movements, and management fees affected results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to -200% of the daily performance of Ethereum. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from -200% of Ethereum’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk – Ethereum is subject to significant price volatility and technological risks.

•   Inverse Exposure Risk — Losses may occur when Ethereum prices rise.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Inverse Ether Daily Target ETF - $869
S&P 500® Index - $11,968
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
10/25/24*
12/31/24
3/31/25
6/30/25
9/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (10/25/24)
T-REX 2X Inverse Ether Daily Target ETF	-77.80%	-87.34%
S&P 500® Index	17.88%	16.39%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/etq/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Inverse Ether Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$1,926,383
Number of Holdings	1
Total Net Advisory Fee	$14,613
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	102.71%
Liabilities in Excess of Other Assets	-0.01%
Derivatives	-2.70%

Material Changes

Reverse Stock Split

On October 14, 2025, the Board of Trustees of the Trust approved a 1-for-20 reverse stock split for Inverse Ether. The record date for the reverse stock split was October 27, 2025, and the split was effected after the close of trading on October 28, 2025, with shares beginning to trade on a split-adjusted basis on October 29, 2025. The Fund’s Creation Unit size remained unchanged at 10,000 shares. All historical per share data has been retroactively adjusted to reflect the reverse stock split.

Fund Liquidation

On February 19, 2026, the Board of Trustees of World Funds Trust approved a Plan of Liquidation for the T-REX 2X Inverse Ether Daily Target ETF (ETQ) (the “Fund”), based on the recommendation of Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and close to purchases on March 16, 2026, and is expected to liquidate on March 23, 2026. Shareholders may sell shares through the closing date. On or about the liquidation date, remaining shareholders will receive a cash distribution equal to their proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. As the portfolio is liquidated, the Fund may hold increased cash and deviate from its investment objective, and it will terminate following completion of distributions.

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/etq/.

T-REX 2X Inverse Ether Daily Target ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $64,000 for 2025 and $64,000 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $38,000 for 2025 and $32,000 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

CONSOLIDATED

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended December 31, 2025

T-REX 2X LONG BITCOIN DAILY TARGET ETF

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF

T-REX 2X LONG ETHER DAILY TARGET ETF

T-REX 2X INVERSE ETHER DAILY TARGET ETF

T-REX 2X LONG BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$37,213,821
TOTAL NET ASSETS - 100.00%	$37,213,821
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Receive	OBFR01(C) + 300bps	Monthly	7/31/2026	$43,475,079	$5,446
CF Secured, LLC	iShares Bitcoin Trust ETF	Receive	OBFR01(C) + 500bps	Monthly	1/19/2027	30,985,473	(112,334)
TOTAL RETURN SWAP CONTRACTS						$74,460,552	$(106,888)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    All or a portion of these investments are a holding of the T-REX 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Consolidated Financial Statements

1
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$12,832,270
TOTAL NET ASSETS - 100.00%	$12,832,270
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Pay	OBFR01(C) - 100bps	Monthly	7/31/2026	$(25,661,056)	$(7,362)
TOTAL RETURN SWAP CONTRACTS						$(25,661,056)	$(7,362)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    All or a portion of these investments are a holding of the T-REX 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025

See Notes to Consolidated Financial Statements

2
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG ETHER DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$20,998,908
TOTAL NET ASSETS - 100.00%	$20,998,908
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Etherum Trust ETF	Receive	OBFR01(C) + 300bps	Monthly	11/5/2026	$42,011,435	$524,990
TOTAL RETURN SWAP CONTRACTS						$42,011,435	$524,990

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    All or a portion of these investments are a holding of the T-REX 2X Long Ether Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Consolidated Financial Statements

3
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X INVERSE ETHER DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$1,926,383
TOTAL NET ASSETS - 100.00%	$1,926,383
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Etherum Trust ETF	Pay	OBFR01(C) - 450bps	Monthly	11/5/2026	$(3,852,958)	$(51,931)
TOTAL RETURN SWAP CONTRACTS						$(3,852,958)	$(51,931)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    All or a portion of these investments are a holding of the T-REX 2X Inverse Ether Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Consolidated Financial Statements

4
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Assets and Liabilities	December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$33,093,723	$12,440,000	$18,870,000	$1,790,000
Cash	4,273,645	1,372,988	2,039,951	188,497
Interest receivable	11,009	2,996	6,755	767
Net unrealized appreciation of total return swap contracts	—	—	524,990	—
TOTAL ASSETS	37,378,377	13,815,984	21,441,696	1,979,264

LIABILITIES
Payable for capital stock redeemed	—	967,679	434,457	—
Accrued advisory fees (Note 2)	43,428	8,673	8,331	950
Net unrealized depreciation of total return swap contracts	106,888	7,362	—	51,931
Net due to counterparty on total return swap contracts	14,240	—	—	—
TOTAL LIABILITIES	164,556	983,714	442,788	52,881
NET ASSETS	$37,213,821	$12,832,270	$20,998,908	$1,926,383

Net Assets Consist of:
Paid-in capital	$36,795,652	$12,542,260	$20,047,455	$1,918,511
Distributable earnings (accumulated deficits)	418,169	290,010	951,453	7,872
Net Assets	$37,213,821	$12,832,270	$20,998,908	$1,926,383

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,280,000	3,050,000	1,450,000	44,485
Net Asset Value and Offering Price Per Share	$29.07	$4.21	$14.48	$43.30

See Notes to Consolidated Financial Statements

5
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Operations	Year Ended December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
INVESTMENT INCOME
Interest	$195,423	$21,769	$69,773	$5,990
Total investment income	195,423	21,769	69,773	5,990
EXPENSES
Investment advisory fees (Note 2)	491,152	51,738	169,771	14,613
Interest expense	123,798	—	—	36
Excise tax expense	22,796	—	16	—
Total expenses	637,746	51,738	169,787	14,649
Net investment income (loss)	(442,323)	(29,969)	(100,014)	(8,659)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	19,872,634	—	2,419,514	—
Net realized gain (loss) on total return swap contracts	(15,751,329)	607,319	(19,327,735)	(1,518,975)
Net realized gain (loss) on investments and total return swap contracts	4,121,305	607,319	(16,908,221)	(1,518,975)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(4,340,520)	(822,045)	827,911	(103,364)
Net realized and unrealized gain (loss)	(219,215)	(214,726)	(16,080,310)	(1,622,339)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(661,538)	$(244,695)	$(16,180,324)	$(1,630,998)

See Notes to Consolidated Financial Statements

6
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
	Long Bitcoin		Inverse Bitcoin
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(442,323)	$(42,357)	$(29,969)	$(3,885)
Net realized gain (loss) on investments and total return swap contracts	4,121,305	8,627,033	607,319	(2,661,904)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(4,340,520)	4,233,632	(822,045)	814,683
Increase (decrease) in net assets from operations	(661,538)	12,818,308	(244,695)	(1,851,106)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(627,595)	(1,819,602)	(2,129)	(4,590)
Decrease in net assets from distributions	(627,595)	(1,819,602)	(2,129)	(4,606)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	411,029,273	38,785,645	39,071,155	11,746,727
Cost of shares redeemed	(414,950,388)	(7,360,282)	(31,922,412)	(3,960,664)
Increase (decrease) in net assets from capital stock transactions	(3,921,115)	31,425,363	7,148,743	7,786,063
NET ASSETS
Increase (decrease) during period	(5,210,248)	42,424,069	6,901,919	5,930,351
Beginning of period	42,424,069	—	5,930,351	—
End of period	$37,213,821	$42,424,069	$12,832,270	$5,930,351

See Notes to Consolidated Financial Statements

7
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
Long Ether		Inverse Ether
Year Ended December 31, 2025	Period Ended December 31, 2024(2)	Year Ended December 31, 2025	Period Ended December 31, 2024(2)

$(100,014)	$(5,620)	$(8,659)	$(194)
16,908,221)	(1,189,977)	(1,518,975)	(423,706)
827,911	(302,921)	(103,364)	51,432
(16,180,324)	(1,498,518)	(1,630,998)	(372,468)

(547)	(4,990)	(6,635)	(290)
(547)	(4,990)	(6,635)	(290)

120,070,107	15,629,146	18,219,844	2,331,007
(93,672,067)	(3,343,899)	(15,242,954)	(1,371,123)
26,398,040	12,285,247	2,976,890	959,884

10,217,169	10,781,739	1,339,257	587,126
10,781,739	—	587,126	—
$20,998,908	$10,781,739	$1,926,383	$587,126

(1)   The Fund commenced operations on July 11, 2024.

(2)   The Fund commenced operations on October 25, 2024.

See Notes to Consolidated Financial Statements

8
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Bitcoin
	Year Ended December 31, 2025		Period Ended December 31, 2024(1)
Net asset value, beginning of period	$48.76		$25.00
Investment activities
Net investment income (loss)(2)	(0.40)		(0.09)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(18.80)		25.97
Total from investment activities	(19.20)		25.88
Distributions
Ordinary income	(0.49)		(2.12)
Total distributions	(0.49)		(2.12)

Net asset value, end of period	$29.07		$48.76

Total Return(4)	(39.37)%		103.19%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.23	%(6)	0.95%
Net investment income (loss)	(0.86)%		(0.49)%
Portfolio turnover rate(7)	0.00%		0.00%
Net assets, end of period (000s)	$37,214		$42,424

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio of expenses, excluding interest and tax expenses, would have been 0.95%.

(7)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Consolidated Financial Statements

9
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Inverse Bitcoin
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$5.93	$25.00
Investment activities
Net investment income (loss)(2)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(1.70)	(19.06)
Total from investment activities	(1.72)	(19.07)
Distributions
Ordinary income	— (4)	— (4)
Return of capital	—	— (4)
Total distributions	—	—

Net asset value, end of period	$4.21	$5.93

Total Return(5)	(29.04)%	(76.26)%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	0.95%	0.95%
Net investment income (loss)	(0.55)%	(0.38)%
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000s)	$12,832	$5,930

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized for periods less than one year.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Consolidated Financial Statements

10
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Ether
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$38.51	$25.00
Investment activities
Net investment income (loss)(2)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(23.90)	13.57
Total from investment activities	(24.03)	13.53
Distributions
Ordinary income	— (4)	(0.02)
Total distributions	—	(0.02)

Net asset value, end of period	$14.48	$38.51

Total Return(5)	(62.39)%	54.09%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	0.95%	0.95%
Net investment income (loss)	(0.56)%	(0.48)%
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000s)	$20,999	$10,782

(1)   The Fund commenced operations on October 25, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized for periods less than one year.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Consolidated Financial Statements

11
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Inverse Ether
	Year Ended December 31, 2025		Period Ended December 31, 2024(1)
Net asset value, beginning of period	$195.80		$500.00 (9)
Investment activities
Net investment income (loss)(2)	(0.28)		(0.20)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(152.07)		(304.00)
Total from investment activities	(152.35)		(304.20)
Distributions
Ordinary income	(0.15)		— (4)
Total distributions	(0.15)		—

Net asset value, end of period	$43.30		$195.80

Total Return(5)	(77.80)%		(60.84)%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	0.96	%(7)	0.95%
Net investment income (loss)	(0.57)%		(0.28)%
Portfolio turnover rate(8)	0.00%		0.00%
Net assets, end of period (000s)	$1,926		$587

(1)   The Fund commenced operations on October 25, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized for periods less than one year.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio of expenses, excluding interest expense, would have been 0.95%.

(8)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(9)   On October 28, 2025, Inverse Ether effected a 1 for 20 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split (Note 5).

See Notes to Consolidated Financial Statements

12
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements	December 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long Bitcoin Daily Target ETF (“Long Bitcoin”), T-REX 2X Inverse Bitcoin Daily Target ETF (“Inverse Bitcoin”), T-REX 2X Long Ether Daily Target ETF (“Long Ether”) and the T-REX 2X Inverse Ether Daily Target ETF (“Inverse Ether”), (collectively, “the Funds”) are each a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. Long Bitcoin and Inverse Bitcoin commenced operations on July 11, 2024. Long Ether and Inverse Ether commenced operations on October 25, 2024.

The investment objectives of the Funds are as follows:

Fund	Objective
Long Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Bitcoin.
Inverse Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Bitcoin.
Long Ether	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Ether.
Inverse Ether	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Ether.

Each Fund is deemed to be individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in each Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Consolidated Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

13
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

14
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Bitcoin
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(106,888)	$—	$(106,888)
	$—	$(106,888)	$—	$(106,888)

Inverse Bitcoin
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(7,362)	$—	$(7,362)
	$—	$(7,362)	$—	$(7,362)
15
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Ether
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$524,990	$—	$524,990
	$—	$524,990	$—	$524,990

Inverse Ether
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(51,931)	$—	$(51,931)
	$—	$(51,931)	$—	$(51,931)

Refer to the Funds’ Consolidated Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the year ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

16
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Federal Income Taxes

Each subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2025, such reclassifications were attributable primarily to the utilization of earnings, non-deductible taxes paid, and profits distributed to shareholders on redemption of shares and the tax treatment of earnings from subsidiary.

	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Distributable earnings	(3,153,925)	(277,849)	17,432,629	1,593,817
Paid-in capital	3,153,925	277,849	(17,432,629)	(1,593,817)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

17
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250 for Long Bitcoin and Inverse Bitcoin, and $300 for Long Ether and Inverse Ether. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250 for Long Bitcoin and Inverse Bitcoin, and $300 for Long Ether and Inverse Ether.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Bitcoin	10,000	$250	$290,700
Inverse Bitcoin	10,000	$250	$42,100
Long Ether	10,000	$300	$144,800
Inverse Ether	10,000	$300	$433,000
18
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Consolidated Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap)

19
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Funds’ custodian, the Funds, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2025.

Long Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$5,446	$—	$5,446	$—	$5,446
CF Secured	—	112,334	(112,334)	112,334	—
	$5,446	$112,334	$(106,888)	$112,334	$5,446

Inverse Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$7,362	$(7,362)	$7,362	$—
	$—	$7,362	$(7,362)	$7,362	$—
20
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Long Ether

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$524,990	$—	$524,990	$—	$524,990
	$524,990	$—	$524,990	$—	$524,990

Inverse Ether

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$51,931	$(51,931)	$51,931	$—
	$—	$51,931	$(51,931)	$51,931	$—

*     Consolidated Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the swap contracts during the year ended December 31, 2025 were as follows:

Fund
Long Bitcoin	$96,103,390
Inverse Bitcoin	(11,523,501)
Long Ether	35,864,158
Inverse Ether	(2,853,618)
21
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

As of December 31, 2025, the Funds were invested in derivative contracts, which are reflected in the Consolidated Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Consolidated Statements of Assets and Liabilities Location	Fair Value Amount
Long Bitcoin
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(106,888)
Inverse Bitcoin
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(7,362)
Long Ether
Derivative Assets
	Net unrealized appreciation of total return swap contracts	524,990
Inverse Ether
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(51,931)

The effect of derivative instruments on the Consolidated Statements of Operations and whose underlying risk exposure is equity price risk for the year ended December 31, 2025, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long Bitcoin	$(15,751,329)	$(4,340,520)
Inverse Bitcoin	607,319	(822,045)
Long Ether	(19,327,735)	827,911
Inverse Ether	(1,518,975)	(103,364)

*     Consolidated Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Consolidated Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

22
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Neither of the Funds will invest directly in Bitcoin, Ether or any other digital assets. Rather, each Fund seeks to gain exposure through investments in subsidiaries organized under the laws of the Cayman Islands. Each of the Funds may invest up to 25% of its total assets in its respective subsidiary. Each subsidiary is wholly-owned and controlled by its respective Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights of each Fund include the accounts of their respective subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for each Fund. Each subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Funds’ prospectus and statement of additional information. Each subsidiary will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of each subsidiary for Long and Inverse Bitcoin was July 11, 2024. The inception date of each subsidiary for Long and Inverse Ether was October 25, 2024. As of December 31, 2025, the net assets of each Fund were invested in its subsidiary as follows:

Fund	Net Assets of the Fund	Amount invested in subsidiary	Percentage of Net Assets invested in subsidiary
Long Bitcoin	$37,213,821	$366,942	0.99%
Inverse Bitcoin	12,832,270	(15,021)	(0.12)%
Long Ether	20,998,908	21,437	0.10%
Inverse Ether	1,926,383	(54,351)	(2.82)%

The Funds utilized sales during the 30-day cure period prescribed under the Internal Revenue Code to remain in compliance with a diversification requirement that requires funds to limit investments in any single asset to less than 25% of each Fund’s total assets.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.95%.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Fund’s trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. REX is not related to the Adviser, the Fund or any of the underlying stocks of the Fund. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Adviser has entered into an agreement with the Sponsor pursuant to which the Sponsor and the Adviser have jointly assumed the obligation of the Adviser to pay all expenses of the Fund, except excluded expenses. The Sponsor will also provide marketing support for the Fund including, but not limited to, providing the Fund with access to and the use of the Sponsor’s marketing capabilities, including leveraging the Sponsor’s expertise in developing marketing strategies and communications through print and electronic media. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid

24
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services, LLC (“U.S. Bank”) serves as each Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bank is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as each Fund’s Custodian pursuant to a Custody Agreement. For its services U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as each Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King, or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

25
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sale of securities other than short-term securities for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Long Bitcoin	$742,157,786	$762,030,420
Inverse Bitcoin	—	—
Long Ether	156,519,290	158,938,804
Inverse Ether	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions for the year ended December 31, 2025, and the period ended December 31, 2024, respectively, were as follows:

	Year Ended December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Distributions paid from:
Ordinary income	$627,595	$2,129	$547	$6,635
	$627,595	$2,129	$547	$6,635
26
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025
	Period Ended December 31, 2024
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Distributions paid from:
Ordinary income	$1,819,602	$4,590	$4,990	$290
Return of capital	—	16	—	—
	$1,819,602	$4,606	$4,990	$4,990

As of December 31, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Accumulated Net Investment Income (Accumulated Deficits)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long Bitcoin	$525,057	$—	$(106,888)	$418,169
Inverse Bitcoin	297,372	—	(7,362)	290,010
Long Ether	426,423	—	524,990	951,453
Inverse Ether	59,803	—	(51,931)	7,872

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Bitcoin	$—	$—	$(106,888)	$(106,888)
Inverse Bitcoin	—	—	(7,362)	(7,362)
Long Ether	—	524,990	—	524,990
Inverse Ether	—	—	(51,931)	(51,931)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds’ are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for

27
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Year Ended December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether(1)
Shares sold	10,860,000	10,080,000	5,020,000	404,000
Shares redeemed	(10,450,000)	(8,030,000)	(3,850,000)	(362,515)
Net increase (decrease)	410,000	2,050,000	1,170,000	41,485
	Period Ended December 31, 2024
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether(1)
Shares sold	1,090,000	1,580,000	380,000	10,000
Shares redeemed	(220,000)	(580,000)	(100,000)	(7,000)
Net increase (decrease)	870,000	1,000,000	280,000	3,000

(1)   Share amounts for Inverse Ether have been adjusted for a reverse 1 to 20 stock split effective on October 28, 2025.

On October 14, 2025, the Board of the Trust approved a reverse stock split for Inverse Ether at a reverse split ratio of 1:20. The Creation Unit size for the Fund remains at 10,000 shares per unit.

For Inverse Ether, the record date for the stock split was October 27, 2025, and the stock split was effectuated after the close of trading on October 28, 2025. Shares of Inverse Ether began trading on a split-adjusted basis on October 29, 2025.

28
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on October 29, 2025:

	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Inverse Ether	10/29/2025	1 for 20	$1.59	$31.83	940,000	47,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested in the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Liquidations

On February 19, 2026, the Board of Trustees of World Funds Trust approved a Plan of Liquidation for the T-REX 2X Inverse Ether Daily Target ETF (ETQ) (the “Fund”), based on the recommendation of the Funds’ investment advisor, Tuttle Capital Management, LLC.

The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on March 16, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on March 23, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, the Fund will terminate.

29
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2025

Prior to the Closing Date, the Advisor will begin liquidating the Fund’s portfolios, which will result in the Fund holding increased cash positions and deviating from their stated investment objectives and strategies. The Fund will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as noted above, no additional items require disclosure.

30
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and T-Rex 2X Inverse Ether Daily Target ETF and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and swap contracts, of T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF, and T-Rex 2X Inverse Ether Daily Target ETF (the “Funds”), each a series of World Funds Trust, as of December 31, 2025, the related consolidated statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Financial Highlights
T-Rex 2X Long Bitcoin Daily Target ETF and T-Rex 2X Inverse Bitcoin Daily Target ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period July 11, 2024 (commencement of operations) through December 31, 2024
T-Rex 2X Long Ether Daily Target ETF and T-Rex 2X Inverse Ether Daily Target ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period October 25, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the

31
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Report of Independent Registered Public Accounting Firm - continued

Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 7 of the financial statements, on February 19, 2026, the Board of Trustees of World Funds Trust approved the plan of liquidation of T-Rex 2X Inverse Ether Daily Target ETF. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio
March 2, 2026

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FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At a meeting held on December 10-11, 2025, the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the T-Rex 2X Long Bitcoin Daily Target ETF (“Long Bitcoin Fund”), the T-Rex 2X Inverse Bitcoin Daily Target ETF (“Inverse Bitcoin Fund”), the T-Rex 2X Long Ether Daily Target ETF (“Long Ether Fund”), and the T-Rex 2X Inverse Ether Daily Target ETF (“Inverse Ether Fund”) (together, the “Funds”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Board reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. He noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Funds and comparable ETFs, and the Tuttle Advisory Agreement. He discussed the types of information and factors

33
FINANCIAL STATEMENTS | DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services provided and profits realized by Tuttle from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support provided by Tuttle to the Funds and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Funds; (iii) information pertaining to Tuttle’s compliance policies and procedures; and (iv) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including personnel and the services provided by Tuttle to the T-REX ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) expenses of the Funds and comparative expense information for other ETFs with strategies similar to the Funds prepared by an independent third party; (iii) the effect of size on the Funds’ performance and expenses; and (iv) benefits realized by Tuttle from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle pursuant to the Tuttle Advisory Agreement. The Board reviewed the services provided by Tuttle to the Funds, including, without limitation, the investment strategies

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FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

and techniques to be used in managing the Funds; Tuttle’s investment decision-making processes, managing swap exposure and processes for trade execution and broker-dealer selection for portfolio transactions; and the anticipated efforts of Tuttle to promote the Funds and grow their assets. The Board also considered the experience of Tuttle’s personnel and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the nature, extent and quality of the services provided by Tuttle was satisfactory and adequate for the Funds.

The investment performance of Tuttle.

Fund The Board compared the performance of the Funds to funds selected by Broadridge from their Morningstar category, Trading Miscellaneous (“Category”), and a peer group selected from the Category (“Peer Group”) for the one-year period ended October 31, 2025. In considering the investment performance of the Inverse Bitcoin Fund, the Trustees noted that the Fund had underperformed the median of the Category but outperformed the median of the Peer Group. The Trustees noted that the Long Bitcoin Fund had outperformed the median of the Category and Peer Group. The Trustees further noted that the Inverse Ether Fund and the Long Ether Fund had underperformed the median of the Category and Peer Group. After a detailed discussion of the Funds’ performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds was satisfactory.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Funds.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Funds by Tuttle. The Board also considered the assets and expenses of the Funds, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Funds to the advisory fees and gross and net expense ratios of funds in the Category and Peer Group

The Trustees noted that the advisory fee of each Fund was lower than the median of the Category and equal to the median of the Peer Group. The Trustees also noted that the gross and net expense ratios with respect to each Fund except the T-Rex 2X Long Bitcoin Fund, were lower than the median of the Category and Peer Group, and that the gross and net expense ratios of the Long Bitcoin Fund were higher than the median of the Category and Peer Group. The Trustees also

35
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

noted that Tuttle does not manage any separate accounts with strategies similar to those of the Funds. The Trustees considered Tuttle’s profitability in managing the Funds, noting that the Funds are projected to be profitable to Tuttle over the first two years of operation. After further consideration, the Board concluded that the profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Trustees considered that it was not anticipated that the Funds would be of sufficient size to achieve economies of scale at the current asset levels of the Funds. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Funds. The Board also considered benefits for Tuttle in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Tuttle from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board at the Meeting, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Tuttle Advisory Agreement.

36
FINANCIAL STATEMENTS | December 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

*   Print the name and title of each signing officer under his or her signature.